SHARE BASED COMPENSATION	12 Months Ended
Apr. 30, 2015
SHARE BASED COMPENSATION
SHARE BASED COMPENSATION

NOTE 20 • SHARE BASED COMPENSATION

Share based awards are provided to officers, non-officer employees and trustees, under the Company’s 2008 Incentive Award Plan approved by shareholders on September 16, 2008, which allows for awards in the form of cash and awards of unrestricted and restricted common shares, up to an aggregate of 2,000,000 shares over the ten year period in which the plan will be in effect. Through April 30, 2015, awards under the 2008 Incentive Award Plan consisted of cash awards and grants of restricted and unrestricted common shares.

Long-Term Incentive Plan

The Company maintains a long-term incentive plan (“LTIP”) that allows for share based awards to officer and non-officer employees of the Company. Under the LTIP, executives are provided the opportunity to earn awards, payable 50% in unrestricted shares and 50% in restricted shares, based on achieving one or more performance objectives within a one-year performance period (for example, the performance period for fiscal year 2015 commenced on May 1, 2014 and concluded on April 30, 2015). LTIP performance is evaluated based on the following objective performance goal: Three-Year Average Annual Total Shareholder Return (“TSR”), which means the average of the Annual Total Shareholder Return for the Company’s common shares in each of the three consecutive fiscal years ending with and including the performance period. TSR is considered a market condition. “Annual Total Shareholder Return,” and “Three-Year Average Annual Total Shareholder Return,” have the meanings set forth in the LTIP. The unrestricted shares vest immediately at the end of the one-year performance period, and the restricted shares vest on the one year anniversary of the award date based on service during that year.

With respect to the performance period of the LTIP subject to market conditions, we recognize compensation expense ratably (over one year for the 50% unrestricted shares and over two years for the 50% restricted shares) based on the service inception date fair value, as determined using a Monte Carlo simulation. The market condition performance measurement is the three-year average annual total shareholder return. The model evaluates the awards for changing total shareholder return over the term of the vesting, and uses random simulations that are based on past IRET stock characteristics. We based the expected volatility of 15-20% upon the historical volatility of our daily closing share price. Dividend yield of 6.1% was calculated as the estimated annual dividend for the fiscal year divided by the average price of the previous fiscal year. We based the risk-free interest rate of 0.03-0.09% on U.S. treasury bonds with a maturity equal to the remaining market condition performance period. The officers’ total award opportunity under the LTIP stated as a percentage of base salary ranges from 50% to 100% at target level. The calculated grant date fair value as a percentage of base salary for the officers ranged from 47% to 94% for LTIP subject to market conditions as of the grant date of April 30, 2015.  The grant date is the end of the performance period, when the executive has risk in the shares that were earned as of that date. The service inception date precedes the grant date because a mutual understanding was achieved between the Company and the executives at the beginning of the performance period.

Share-based compensation expense for the 2015 performance period was $1.3 million for the fiscal year ended April 30, 2015.  Share-based compensation expense for the 2014 performance period was approximately $690,000 and $914,000 for the fiscal years ended April 30, 2015 and 2014.  The TSR threshold was not reached in fiscal year 2013; consequently there was no LTIP expense for the fiscal year ended April 30, 2013.

Trustee Awards

We award share-based compensation to our non-management trustees on an annual basis in the form of unrestricted shares which vest immediately. The value of share-based compensation at grant date for each non-management trustee was $39,139, $28,976, and $15,975 for each of the fiscal years ended April 2015, 2014, and 2013, respectively.

Total Compensation Expense

Total share-based compensation expense recognized in the consolidated financial statements for the three years ended April 30, 2015 for all share-based awards was as follows (in thousands):

	Year Ended April 30,
	2015	2014	2013
Share based compensation expense	$2,215	$1,162	$45

Restricted Share Awards

The activity for the two years ended April 30, 2015 related to the Company’s restricted share awards was as follows.  There was no activity related to restricted shares in fiscal year 2013.

	Shares	Wtd Avg Grant- Date Fair Value
Unvested at April 30, 2013	0	$ n/a
Granted	104,855	8.72

Unvested at April 30, 2014	104,855	8.72
Granted	107,536	7.17
Vested during year	(79,181)	8.72
Forfeited	(25,674)	8.72

Unvested at April 30, 2015	107,536	7.17

The total fair value of share grants vested during the fiscal year ended April 30, 2015 was approximately $568,000.  No share grants vested during the fiscal years ended April 30, 2014 and 2013.

As of April 30, 2015, the total compensation cost related to non-vested share awards not yet recognized was approximately $771,000, which the Company expects to recognize during fiscal year 2016.